ACCOUNTS RECEIVABLE (Tables)	3 Months Ended
Mar. 31, 2024
Notes and other explanatory information [abstract]
SCHEDULE OF ACCOUNTS RECEIVABLE
	March 31, 2024	December 31, 2023
Trades receivables	$136,455	$119,094
Income tax advances	30,748	52,003
Interest receivable	35,810	17,494
Due from shareholders	873	843
	$203,886	$189,434